SEGMENTS - Net sales by geographic region (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 664.9	$ 681.1	$ 1,946.5	$ 1,961.8	$ 2,629.2	$ 2,623.9	$ 2,688.1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	82.9	84.6	245.5	249.5	326.2	394.5	407.2
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	313.8	280.3	841.8	840.2	1,132.9	1,189.4	1,225.3
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	45.5	37.2	133.6	124.7	168.7	203.3	226.1
Middle East & Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	63.0	52.5	170.9	164.9	217.2	255.6	253.4
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	159.7	226.5	554.7	582.5	784.2	581.1	576.1
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 120.5	$ 175.4	$ 390.4	$ 463.7	$ 610.9	$ 474.2	$ 463.5